Commitments and Contingencies	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 10 - Commitments and Contingencies

As of March 31, 2024, there were no commitment and contingency other than those stated below:

		March 31,
Commitments and Contingencies	Terms	2024
Land to be purchased at Kuantan Integrated Industrial Park	8% of purchase price upon signing of Sales and Purchase Agreement and 90% within 9 months after signing of Sale and Purchase Agreement	$3,944
Professional service in building Kuantan factory	98.5% of total contract value and payments at progressive claims basis	1,920
Rental of premises	Rental expense from April 2024 to January 2025	108
		$5,972

Note 10 - Commitments and Contingencies

As of June 30, 2024, there were no commitment and contingency other than those stated below:

		June 30,
Commitments and Contingencies	Terms	2024
Rental of premises	Rental expense from July 2024 to January 2025	$75
Electrical installation for HL wire & cable in Kampung Baru Subang factory	60% upon installation	13
Installation of New Cooling Tower in Kampung Baru Subang factory	30% upon piping work, 20% upon installation and 10% after 3 months warranty	15
Rental of factory	Rental expense for July 2024	4
		$107